FIXED ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
FIXED ASSETS
FIXED ASSETS

Note 5—FIXED ASSETS

        Fixed assets, at cost, summarized by major category, consist of the following (in thousands):

	September 30, 2011	December 31, 2010
Machinery and laboratory equipment	$7,349	$7,002
Computer equipment and software	848	765
Office furniture and equipment	157	167
Leasehold improvements	4,332	3,938
Construction in progress	20,489	18,144

Total	33,175	30,016
Less accumulated depreciation	(7,350)	(6,066)

Fixed assets, net	$25,825	$23,950

        Depreciation expense was $1.3 million and $1.4 million for the nine months ended September 30, 2011 and 2010 respectively.

7.    FIXED ASSETS

        Fixed assets, at cost, summarized by major category, consist of the following:

	December 31,
	2010	2009
	(in thousands)
Machinery and laboratory equipment	$7,002	$7,124
Computer equipment and software	765	765
Office furniture and equipment	167	167
Leasehold improvements	3,938	3,809
Construction in progress	18,144	12,289

Total	30,016	24,154
Less accumulated depreciation	(6,066)	(4,594)

Fixed assets, net	$23,950	$19,560

        Depreciation expense for the years ended December 31, 2010, 2009 and 2008 was $1.8 million, $1.9 million and $2.0 million, respectively. Depreciation expenses associated with the Company's commercial products are included in cost of revenue. Depreciation expense associated with the Company's products in development are included in research and development expenses. Depreciation expense associated with general and administrative activities are included in selling, general and administrative expenses.